Changes In Accumulated Other Comprehensive Loss Due To Currency Translation Adjustments (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Beginning balance	$ (526)	$ (459)
Adjustments due to translation of CTSAS financial statements from Euros into U.S. Dollars	108	(67)
Ending balance	$ (418)	$ (526)